Income Taxes (Details) - Schedule of deferred tax assets and deferred tax liabilities - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Deferred tax assets:
Bad debt allowance	$ 115,618	$ 85,006
Inventory impairment provision	198,656	164,987
Other deductible temporary difference	(229,158)	(55,232)
Net operating loss carry-forward	473,754	371,643
Total	$ 558,870	$ 566,404